Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 47-0914596 001 [Member]
Notes to Financial Statements
Schedule of Assets [Text Block]

MainStreet Bank 401(k) Plan

Schedule of Assets (Held at End of Year)

EIN 47-0914596 Plan No. 001

December 31, 2025

Identity of Issuer, Borrower, Lessor or Similar Party	Interest Rate	Current Value

Employer Security
*Common Stock of MainStreet Bancshares, Incorporated		$7,836,449
*Preferred Stock of MainStreet Bancshares, Incorporated		76,796
		7,913,245

Mutual Funds
American Balanced Fund		411,234
American Beacon Small Cap Value Fund		147,373
American Century Mid Cap Value Fund		214,236
American Century Small Cap Value Fund		86,271
American Funds Fundamental Investor Fund		90,860
American Funds Mortgage Fund		1,407
American Mutual Fund		62,685
BlackRock Global Allocation Fund		31,230
Capital World Growth and Income Fund		98,147
EUPAC Fund		206,818
Fidelity 500 Index Fund		162,831
Fidelity Advisor Growth Opportunities Fund		242,790
Fidelity International Index Fund		14,578
Fidelity Mid Cap Index Fund		55,086
Fidelity US Bond Index		12,887
JP Morgan Large Cap Growth R6 Fund		782,754
New World Fund, Inc		58,931
Nomura Diversified Income Fund		5,783
PIMCO Diversified Income Institutional Fund		107,808
PIMCO Income Institutional Fund		25,087
Smallcap World Fund Inc		117,249
The Growth Fund of America		411,298
The New Economy Fund		121,280
Washington Mutual Investors Fund		191,717
		3,660,340
Collective Trust Funds
*Principal LifeTime Hybrid 2015 CIT Z		793,289
*Principal LifeTime Hybrid 2020 CIT Z		854,055
*Principal LifeTime Hybrid 2025 CIT Z		1,399,875
*Principal LifeTime Hybrid 2030 CIT Z		2,809,099
*Principal LifeTime Hybrid 2035 CIT Z		2,170,557
*Principal LifeTime Hybrid 2040 CIT Z		1,803,956
*Principal LifeTime Hybrid 2045 CIT Z		2,380,955
*Principal LifeTime Hybrid 2050 CIT Z		1,679,236
*Principal LifeTime Hybrid 2055 CIT Z		1,065,624
*Principal LifeTime Hybrid 2060 CIT Z		461,239
*Principal LifeTime Hybrid 2065 CIT Z		130,428
*Principal LifeTime Hybrid 2070 CIT Z		7,818
*Principal LifeTime Hybrid Income CIT Z		308,574
		15,864,705

Pooled Separate Account
*Principal Spectrum Preferred and Capital Securities Income Separate Account-Z		42,591
*Principal Real Estate Securities Separate Account-Z		59,170
		101,761
Fully benefit-responsive investment contract, at contract value
*Principal Fixed Income Guaranteed Option		133,930

*Notes Receivable from Participants with various maturity
dates through 2051	5.25% - 10.50%	378,555
Total Assets Held		$28,052,536

*Denotes a party-in-interest to the Plan

Note: The cost has been omitted for participant directed investments.